Commitments and Contingencies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies.
Contingent liabilities	$ 0	$ 0	$ 0